Share-Based Payments	12 Months Ended
Apr. 30, 2015
Share-Based Payments [Abstract]
Share-Based Payments
NOTE 10	SHARE-BASED PAYMENTS

We provide for equity-based incentives to be awarded to key employees and non-employee directors. Currently, these incentives consist of restricted shares, restricted stock units (which may also be referred to as deferred stock units), performance units, and stock options. These awards are administered primarily through the 2010 Equity and Incentive Compensation Plan approved by our shareholders in August 2010. Awards under this plan may be in the form of stock options, stock appreciation rights, restricted shares, restricted stock units, performance shares, performance units, incentive awards, and other share-based awards. Awards under this plan may be granted to our non-employee directors, consultants, officers, and other employees. Deferred stock units granted to non-employee directors vest immediately and, along with dividends credited on those deferred stock units, are paid out in the form of common shares upon termination of service as a non-employee director. At April 30, 2015, there were 5,820,288 shares available for future issuance under this plan.

Under the 2010 Equity and Incentive Compensation Plan, we have the option to settle share-based awards by issuing common shares from treasury, issuing new Company common shares, or issuing a combination of common shares from treasury and new Company common shares.

Stock Options: During 2015, we granted 955,000 stock options under the 2010 Equity and Incentive Compensation Plan. The options vest over a period of one to three years dependent on the continued service of the option holder, as well as the achievement of performance objectives established on the grant date. The exercise price of all options granted is equal to the market value of the shares on the date of grant. All options granted during 2015 have a contractual term of 10 years.

The fair value of each option is estimated on the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions for stock options granted:

2015
Expected volatility (%)	25.0%
Dividend Yield (%)	2.2%
Risk-free interest rate (%)	1.5%
Expected life of stock option (years)	5.6

Expected volatility was calculated in accordance with the provisions of FASB ASC 718, Compensation – Stock Compensation, based on consideration of both historical and implied volatilities. The expected life of a stock option represents the period from the grant date through the expected exercise date of the option. This was calculated using a simplified method whereby the midpoint between the vesting date and the end of the contractual term is utilized to compute the expected term. A simplified method was used in this calculation given the change in demographics since our last stock option issuance in 2005; therefore, we expect that the exercise patterns under this grant will be different from those under previous stock option grants.

The following table is a summary of our option activity.

	Number of Options	Weighted-Average Exercise Price
Outstanding at May 1, 2014	33,667	$44.50
Granted	955,000	112.59
Exercised	31,667	44.29

Outstanding at April 30, 2015	957,000	$112.45
Exercisable at April 30, 2015	2,000	$47.78

The average remaining contractual term for options outstanding and exercisable at April 30, 2015, are 9.9 and 0.3 years, respectively. The aggregate intrinsic value of options outstanding and exercisable at April 30, 2015, are $3.3 and $0.1, respectively. The options granted in 2015 have a weighted-average grant date fair value of $21.68 per option. No options were granted in 2014 and 2013. The total intrinsic value of options exercised was $1.9, $0.8, and $3.4 for 2015, 2014, and 2013, respectively. The closing market price of our common stock on the last trading day of 2015 was $115.92 per share.

For options granted during 2015, compensation cost will be recognized ratably over the service period for each vesting tranche from the grant date through the end of the requisite service period to the extent the performance objectives are likely to be achieved. Compensation cost for stock option awards totaled $1.2 for the year ended April 30, 2015, and was included in other special project costs in the Statement of Consolidated Income. No compensation cost was incurred during 2014 and 2013. The tax benefit related to the stock option expense for 2015 was $0.4. At April 30, 2015, we had $18.5 of total unrecognized compensation expense, net of estimated forfeitures, related to stock options that will be recognized over a weighted-average period of 2.0 years.

Cash received from option exercises for the years ended April 30, 2015, 2014, and 2013 was $0.8, $0.5, and $2.2, respectively.

Other Equity Awards: The following table is a summary of our restricted shares, deferred stock units, and performance units.

	Restricted Shares and Deferred Stock Units	Weighted-Average Grant Date Fair Value	Performance Units	Weighted-Average Conversion Date Fair Value
Outstanding at May 1, 2014	839,188	$76.54	101,020	$104.91
Granted	109,091	104.82	75,848	111.41
Converted	101,020	104.91	(101,020)	104.91
Vested	(416,328)	68.59	—	—
Forfeited	(36,082)	90.65	—	—

Outstanding at April 30, 2015	596,889	$91.21	75,848	$111.41

The weighted-average grant date fair value of equity awards other than stock options that vested in 2015, 2014, and 2013 was $28.6, $20.8, and $11.8, respectively. The vesting date fair value of equity awards other than stock options that vested in 2015, 2014, and 2013 was $43.4, $40.2, and $15.4, respectively. The weighted-average grant date fair value of restricted shares and deferred stock units is the average of the high and the low share price on the date of grant. The weighted-average conversion date fair value of performance units is the average of the high and the low share price on the date of conversion to restricted shares. The following table summarizes the weighted-average fair values of the equity awards granted in 2015, 2014, and 2013.

Year Ended April 30,	Restricted Shares and Deferred Stock Units	Weighted-Average Grant Date Fair Value	Performance Units	Weighted-Average Conversion Date Fair Value
2015	109,091	$104.82	75,848	$111.41
2014	167,134	101.08	101,020	104.91
2013	109,770	76.37	106,666	100.54

The performance units column represents the number of restricted shares received by certain executive officers, subsequent to year end, upon conversion of the performance units earned during the year. Restricted shares and deferred stock units generally vest four years from the date of grant or upon the attainment of a defined age and years of service, subject to certain retention requirements.